Long-term Debt (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents		$ 257,911	$ 181,758	$ 208,056			$ 86,000
Restricted cash		$ 7,169	$ 5,121
Weighted average interest rate		4.72%	4.13%	3.69%
Unused credit facilities, commitment fee		$ 6	$ 472	$ 3,157
Number of vessels		71
Loan reference interest rate		LIBOR
Write off of unamortized deferred financing fees		$ 1,257	2,375	$ 974
Subsequent Event
Long-term debt [Line Items]
Excess Cash	$ 35,632
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents		51,359	47,566
Legally restricted
Long-term debt [Line Items]
Restricted cash		15,589	$ 14,004
8.30% 2022 Notes
Long-term debt [Line Items]
Unamortized debt issuance costs		$ 2,000
First-priority mortgage
Long-term debt [Line Items]
Number of vessels		63
Amount of vessels pledged as collateral		$ 1,449,547
Cross collateral, Bareboat vessels
Long-term debt [Line Items]
Capital leased assets, Number of vessels		8
Capital leased assets, Net book value		$ 325,301
Restructuring letter agreements
Long-term debt [Line Items]
Amount of equity to be raised under debt instrument covenants						$ 50,000
Prepayment amount					$ 3,635
Percentage of the equity used for acquisition of vessels					20.00%
Excess Cash		$ 6,133
Restructuring letter agreements | Subsequent Event
Long-term debt [Line Items]
Excess Cash	$ 35,632